Fair Value Measurement-Summary Of Fair Value of the Public and Private Placement Warrants (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in valuation inputs	$ 63,332	$ 0
Fair Value, Inputs, Level 3 [Member]
Fair value as of December 31, 2020
Assumed as part of the Business Combination	24,412
Change in valuation inputs	27,523
Exercise of private placement warrants	(51,935)
Fair Value as of December 31, 2021